Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 15 – Related party transactions

In the ordinary course of business, during the six months ended June 30, 2024 and 2025, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties, mainly the collection of fees on behalf of the related entities.

	June 30, 2024	June 30, 2025
	S$’000	S$’000
Nature of transactions
Director/Shareholder	$	$
- Reimbursement fund for expenses paid on behalf of the Company	136	12
- Other expenses paid on behalf by Joyce Lee Jue Hui	(159)	(10)
- Loan advance to the Company	(620)	(730)
- Repayment of loan	125	200

NOTE 15 - RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the financial years ended December 31, 2022, 2023 and 2024, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties, mainly the collection of fees on behalf of the related entities.

	For the years ended December 31,
Nature of transactions	2022	2023	2024
	S$’000	S$’000	S$’000
Director/Shareholder
- Reimbursement fund for expenses paid on behalf of the Company*	2,778	3,898	279
- Coach fee and salary paid on behalf by Joyce Lee Jue Hui*	(1,612)	(2,518)	-
- Other expenses paid on behalf by Joyce Lee Jue Hui	(226)	(709)	(279)
- Dividend payout to Joyce Lee Jue Hui	(1,449)	(1,236)	-
- Loan advance to the Company	-	-	(1,254)
- Repayment of loan	-	-	125

*	Historically, Ms. Lee made salary payments, coaches’ fees, independent contractor fees and company expenses directly to minimize bank transaction fees. The Company transferred the funds to Ms. Lee and Ms. Lee paid these amounts directly. The Company ceased this practice from December 2023 for payment of coach fee and salary paid on behalf by Joyce Lee Jui Hui.

The Company has an outstanding amount due to the director amounting to S$ nil and S$1,129,000 as of December 31, 2023 and 2024, respectively, which pertains to shareholder loans provided by Ms. Lee to the Company to fund the offering costs. The original loan amount was up to US$800,000 and was increased to up to US$1,000,000. The Company intends to repay the loan in full using proceeds from this offering, in accordance with the terms of the loan agreement. The loan is initially repayable upon the earlier of the listing of the Ordinary Shares on Nasdaq or March 31, 2025. However, the repayment date has been extended to August 31, 2025.

These related parties are controlled by the common shareholders of the Company.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.